Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 35,883	R$ 55,104	R$ 49,238
Interbank deposits	4,561	3,295	R$ 15,327
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	198,422	280,132
Collateral held	45,063	63,485
Collateral repledge	134,116	170,510
Assets received as collateral with right to sell or repledge	6,644	28,369
Assets received as collateral without right to sell or repledge	127,472	142,141
Collateral sold	19,243	46,137
Interbank deposits	34,581	26,414
Total	233,003	306,546
Current [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	198,260	280,029
Collateral held	44,901	63,392
Collateral repledge	134,116	170,500
Assets received as collateral with right to sell or repledge	6,644	28,369
Assets received as collateral without right to sell or repledge	127,472	142,131
Collateral sold	19,243	46,137
Interbank deposits	31,075	25,726
Total	229,335	305,755
Non-current [member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Collateral repledge		10
Assets received as collateral without right to sell or repledge		10
Non-current [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	162	103
Collateral held	162	93
Interbank deposits	3,506	688
Total	R$ 3,668	R$ 791